UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: January 1, 2018 to March 31, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 5.3%
Boeing Co. (The)	33,040	10,833,155
General Dynamics Corp.	9,735	2,150,462
Lockheed Martin Corp.	16,520	5,582,604
Raytheon Co.	11,800	2,546,676
United Technologies Corp.	22,715	2,858,001
		23,970,898
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	5,900	373,470
United Parcel Service, Inc., Class B	47,495	4,970,827
		5,344,297
Auto Components - 0.0%(a)
Gentex Corp.	9,145	210,518

Beverages - 3.8%
Coca-Cola Co. (The)	195,880	8,507,068
Dr Pepper Snapple Group, Inc.	8,555	1,012,741
PepsiCo, Inc.	67,850	7,405,828
		16,925,637
Capital Markets - 1.2%
Franklin Resources, Inc.	27,140	941,215
T. Rowe Price Group, Inc.	39,825	4,299,905
		5,241,120
Chemicals - 1.2%
Air Products & Chemicals, Inc.	10,030	1,595,071
International Flavors & Fragrances, Inc.	3,245	444,273
Monsanto Co.	12,980	1,514,636
Praxair, Inc.	11,800	1,702,740
		5,256,720
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	7,080	468,908
Waste Management, Inc.	19,175	1,613,001
		2,081,909
Communications Equipment - 2.6%
Cisco Systems, Inc.	269,335	11,551,778

Containers & Packaging - 0.1%
Avery Dennison Corp.	2,950	313,438
Bemis Co., Inc.	3,245	141,222
		454,660
Distributors - 0.2%
Genuine Parts Co.	10,915	980,604

Diversified Telecommunication Services - 5.9%
AT&T, Inc.	461,085	16,437,680
Verizon Communications, Inc.	209,745	10,030,006
		26,467,686
Electric Utilities - 3.6%
Alliant Energy Corp.	9,735	397,772
American Electric Power Co., Inc.	21,830	1,497,320
Avangrid, Inc.	2,950	150,804
Duke Energy Corp.	29,500	2,285,365
Edison International	14,160	901,426
Entergy Corp.	7,965	627,483
Eversource Energy	13,570	799,544
Exelon Corp.	33,335	1,300,398
FirstEnergy Corp.	15,930	541,779
NextEra Energy, Inc.	17,700	2,890,941
PG&E Corp.	22,420	984,911
Pinnacle West Capital Corp.	4,720	376,656
PPL Corp.	33,925	959,738
Southern Co. (The)	36,285	1,620,488
Xcel Energy, Inc.	22,420	1,019,662
		16,354,287
Electrical Equipment - 0.4%
Eaton Corp. plc	15,930	1,272,966
Rockwell Automation, Inc.	3,835	668,057
		1,941,023
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	13,275	1,326,173

Equity Real Estate Investment Trusts (REITs) - 6.4%
AvalonBay Communities, Inc.	16,520	2,716,879
Duke Realty Corp.	23,895	632,740
Equity Residential	68,145	4,199,095
Extra Space Storage, Inc.	11,800	1,030,848
Federal Realty Investment Trust	6,195	719,301
GGP, Inc.	60,770	1,243,354
Hospitality Properties Trust	10,915	276,586
Host Hotels & Resorts, Inc.	80,535	1,501,172
Liberty Property Trust	16,520	656,340
Macerich Co. (The)	12,685	710,614
Public Storage	31,565	6,325,310
Regency Centers Corp.	10,620	626,368
Simon Property Group, Inc.	43,660	6,738,921
Vornado Realty Trust	14,160	952,968
Weingarten Realty Investors	14,750	414,180
		28,744,676
Food & Staples Retailing - 3.6%
CVS Health Corp.	65,785	4,092,485
Sysco Corp.	16,520	990,539
Walgreens Boots Alliance, Inc.	32,155	2,105,188
Wal-Mart Stores, Inc.	102,955	9,159,906
		16,348,118
Food Products - 1.1%
Campbell Soup Co.	9,735	421,623
General Mills, Inc.	29,795	1,342,563
Hershey Co. (The)	7,375	729,830
Hormel Foods Corp.	15,930	546,718
JM Smucker Co. (The)	3,835	475,578
Kellogg Co.	10,325	671,228
McCormick & Co., Inc. (Non-Voting)	5,605	596,316
		4,783,856

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	64,310	3,853,455
Medtronic plc	49,265	3,952,038
		7,805,493
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	15,340	1,005,997
Darden Restaurants, Inc.	6,785	578,421
McDonald's Corp.	53,100	8,303,778
Starbucks Corp.	71,685	4,149,845
		14,038,041
Household Durables - 0.2%
Garmin Ltd.	10,325	608,452
Leggett & Platt, Inc.	8,260	366,414
		974,866
Household Products - 5.1%
Church & Dwight Co., Inc.	8,850	445,686
Clorox Co. (The)	7,670	1,020,954
Colgate-Palmolive Co.	54,870	3,933,081
Kimberly-Clark Corp.	25,960	2,858,975
Procter & Gamble Co. (The)	185,850	14,734,188
		22,992,884
Industrial Conglomerates - 3.8%
3M Co.	40,415	8,871,901
General Electric Co.	279,365	3,765,840
Honeywell International, Inc.	29,795	4,305,675
		16,943,416
Insurance - 1.6%
Arthur J Gallagher & Co.	12,980	892,115
Everest Re Group Ltd.	2,655	681,857
Marsh & McLennan Cos., Inc.	70,210	5,798,644
		7,372,616
IT Services - 4.5%
Accenture plc, Class A	33,040	5,071,640
Amdocs Ltd.	7,965	531,425
Automatic Data Processing, Inc.	29,500	3,347,660
Broadridge Financial Solutions, Inc.	5,310	582,454
International Business Machines Corp.	56,050	8,599,752
Paychex, Inc.	31,270	1,925,919
		20,058,850
Leisure Products - 0.1%
Hasbro, Inc.	4,720	397,896

Machinery - 1.0%
Cummins, Inc.	7,965	1,291,047
Illinois Tool Works, Inc.	13,570	2,125,876
Snap-on, Inc.	2,360	348,194
Stanley Black & Decker, Inc.	4,425	677,910
		4,443,027
Media - 1.5%
Interpublic Group of Cos., Inc. (The)	12,390	285,341
Omnicom Group, Inc.	11,800	857,506
Walt Disney Co. (The)	57,820	5,807,441
		6,950,288
Multiline Retail - 0.5%
Target Corp.	32,745	2,273,485

Multi-Utilities - 1.6%
Ameren Corp.	10,915	618,116
CenterPoint Energy, Inc.	20,355	557,727
CMS Energy Corp.	10,030	454,259
Consolidated Edison, Inc.	13,275	1,034,654
Dominion Energy, Inc.	21,535	1,452,105
DTE Energy Co.	7,080	739,152
Public Service Enterprise Group, Inc.	24,485	1,230,126
SCANA Corp.	5,310	199,391
WEC Energy Group, Inc.	16,520	1,035,804
		7,321,334
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	61,065	6,963,852
Exxon Mobil Corp.	266,090	19,852,975
Occidental Petroleum Corp.	27,730	1,801,341
		28,618,168
Pharmaceuticals - 11.4%
Bristol-Myers Squibb Co.	64,900	4,104,925
Eli Lilly & Co.	49,855	3,857,281
Johnson & Johnson	166,630	21,353,635
Merck & Co., Inc.	155,170	8,452,110
Pfizer, Inc.	376,420	13,359,146
		51,127,097
Professional Services - 0.2%
Nielsen Holdings plc	11,210	356,366
Robert Half International, Inc.	5,310	307,396
		663,762
Road & Rail - 1.0%
Union Pacific Corp.	34,810	4,679,508

Semiconductors & Semiconductor Equipment - 8.9%
Analog Devices, Inc.	22,715	2,070,018
Intel Corp.	382,615	19,926,589
Maxim Integrated Products, Inc.	17,405	1,048,129
QUALCOMM, Inc.	103,545	5,737,429
Texas Instruments, Inc.	98,825	10,266,929
Xilinx, Inc.	14,455	1,044,229
		40,093,323
Specialty Retail - 4.7%
Foot Locker, Inc.	4,130	188,080
Home Depot, Inc. (The)	82,010	14,617,462
L Brands, Inc.	7,375	281,799
Lowe's Cos., Inc.	32,450	2,847,488
Tiffany & Co.	3,540	345,716
TJX Cos., Inc. (The)	33,335	2,718,803
		20,999,348
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc., Class B	41,300	2,743,972

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

VF Corp.	17,405	1,290,059
		4,034,031
Tobacco - 3.6%
Altria Group, Inc.	87,910	5,478,551
Philip Morris International, Inc.	106,200	10,556,280
		16,034,831
Trading Companies & Distributors - 0.4%
Fastenal Co.	15,930	869,619
WW Grainger, Inc.	3,245	915,966
		1,785,585
Water Utilities - 0.1%
American Water Works Co., Inc.	5,605	460,339

TOTAL COMMON STOCKS (Cost $435,903,229)		448,052,148

Total Investments - 99.7% (Cost $435,903,229)		448,052,148
Other Assets Less Liabilities - 0.3%		1,342,662
Net Assets - 100.0%		449,394,810

(a)	Represents less than 0.05% of net assets.

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.8%

Aerospace & Defense - 1.0%
BAE Systems plc	45,797	373,515
Thales SA	943	114,745
		488,260
Air Freight & Logistics - 1.5%
bpost SA	3,526	79,617
Deutsche Post AG (Registered)	11,944	521,765
Royal Mail plc	20,049	152,099
		753,481
Auto Components - 1.5%
Cie Generale des Etablissements Michelin SCA	2,713	400,056
Continental AG	808	222,891
GKN plc	21,976	142,734
		765,681
Beverages - 1.7%
Diageo plc	25,588	865,784

Building Products - 0.8%
Cie de Saint-Gobain	4,240	223,496
Geberit AG (Registered)	451	198,938
		422,434
Capital Markets - 1.4%
3i Group plc	30,176	363,623
Ashmore Group plc	8,282	44,218
Partners Group Holding AG	369	273,590
		681,431
Chemicals - 3.6%
BASF SE	6,397	648,820
Croda International plc	1,626	104,194
EMS-Chemie Holding AG (Registered)	41	25,818
Evonik Industries AG	2,296	80,872
FUCHS PETROLUB SE	436	22,172
FUCHS PETROLUB SE (Preference)	656	35,579
Givaudan SA (Registered)	140	318,129
Johnson Matthey plc	1,722	73,483
Linde AG	1,394	279,449
Umicore SA	1,886	99,576
Yara International ASA	2,788	117,579
		1,805,671
Commercial Services & Supplies - 0.4%
Babcock International Group plc	3,485	32,696
ISS A/S*	3,455	127,463
Societe BIC SA	600	59,660
		219,819
Construction & Engineering - 1.7%
ACS Actividades de Construccion y Servicios SA	1,927	75,008
Boskalis Westminster	779	22,802
Bouygues SA	1,886	94,427
Ferrovial SA	10,373	216,426
Vinci SA	4,495	441,701
		850,364
Construction Materials - 0.5%
CRH plc	6,642	224,456
Imerys SA	328	31,828
		256,284
Containers & Packaging - 0.1%
DS Smith plc	10,717	70,749

Diversified Financial Services - 2.2%
Corp. Financiera Alba SA	492	29,710
Industrivarden AB, Class A	7,257	175,732
Industrivarden AB, Class C	6,232	144,325
Investment AB Latour, Class B	2,173	24,624
Investor AB, Class B	15,183	669,337
Sofina SA	313	53,045
		1,096,773
Diversified Telecommunication Services - 6.5%
BT Group plc	204,908	653,937
Deutsche Telekom AG (Registered)	34,495	562,114
Elisa OYJ	2,231	100,889
Inmarsat plc	4,920	24,991
Orange SA	21,215	359,668
Proximus SADP	3,501	108,633
Swisscom AG (Registered)	396	195,850
TDC A/S*	6,956	57,522
Telefonica Deutschland Holding AG	13,243	62,151
Telefonica SA	57,290	565,638
Telenor ASA	16,933	381,755
Telia Co. AB	43,050	201,556
		3,274,704
Electric Utilities - 3.0%
EDP - Energias de Portugal SA	25,584	97,162
Endesa SA	7,380	162,330
Enel SpA	76,513	467,675
Fortum OYJ	3,034	65,112
Red Electrica Corp. SA	7,708	158,595
SSE plc	20,541	367,678
Terna Rete Elettrica Nazionale SpA	30,668	179,118
		1,497,670
Electrical Equipment - 2.8%
ABB Ltd. (Registered)	26,497	628,667
Legrand SA	2,624	205,568
Philips Lighting NV(a)	779	29,221
Schneider Electric SE	6,097	534,935
		1,398,391
Equity Real Estate Investment Trusts (REITs) - 3.9%
Fonciere Des Regions	1,353	149,176
Gecina SA	1,913	331,966

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Hammerson plc	19,147	144,128
Klepierre SA	9,657	388,961
Merlin Properties Socimi SA	7,913	121,064
Unibail-Rodamco SE	3,529	805,747
		1,941,042
Food & Staples Retailing - 0.6%
Colruyt SA	1,148	63,421
ICA Gruppen AB	697	24,585
J Sainsbury plc	16,277	54,526
Jeronimo Martins SGPS SA	2,343	42,661
Kesko OYJ, Class B	984	56,346
Wm Morrison Supermarkets plc	16,113	48,258
		289,797
Food Products - 5.5%
Marine Harvest ASA	9,799	196,206
Nestle SA (Registered)	29,962	2,366,047
Orkla ASA	13,817	148,079
Tate & Lyle plc	6,601	50,429
		2,760,761
Gas Utilities - 0.3%
Gas Natural SDG SA	4,223	100,705
Rubis SCA	670	48,328
		149,033
Health Care Equipment & Supplies - 0.7%
Coloplast A/S, Class B	2,091	176,156
Koninklijke Philips NV	4,797	183,861
		360,017
Hotels, Restaurants & Leisure - 1.0%
InterContinental Hotels Group plc	2,460	147,284
Sodexo SA	1,006	101,329
TUI AG	3,280	70,306
Whitbread plc	2,460	127,683
William Hill plc	9,758	45,213
		491,815
Household Durables - 0.2%
Persimmon plc	2,747	97,493

Household Products - 1.6%
Reckitt Benckiser Group plc	9,789	828,589

Independent Power and Renewable Electricity Producers - 0.1%
Uniper SE	1,536	46,754

Industrial Conglomerates - 2.4%
Siemens AG (Registered)	8,826	1,123,674
Smiths Group plc	4,716	100,127
		1,223,801
Insurance - 3.6%
Admiral Group plc	8,815	228,023
Direct Line Insurance Group plc	32,021	171,276
Euler Hermes Group	656	98,266
Gjensidige Forsikring ASA	4,551	83,241
Sampo OYJ, Class A	13,068	727,404
Swiss Re AG	3,825	388,572
Tryg A/S	5,098	118,179
		1,814,961
IT Services - 0.6%
Amadeus IT Group SA	4,100	302,442

Machinery - 2.0%
ANDRITZ AG	738	41,206
Atlas Copco AB, Class A	4,692	202,363
Atlas Copco AB, Class B	3,190	123,604
GEA Group AG	1,476	62,717
IMI plc	4,269	64,676
Kone OYJ, Class B	5,617	279,984
MAN SE	369	42,999
Schindler Holding AG	240	51,629
Schindler Holding AG (Registered)	123	25,689
SKF AB, Class B	3,116	63,438
Sulzer AG (Registered)	107	14,023
Zardoya Otis SA	3,854	38,772
		1,011,100
Marine - 0.3%
Kuehne + Nagel International AG (Registered)	984	154,444

Media - 2.0%
Axel Springer SE	451	37,717
Daily Mail & General Trust plc, Class A	2,050	18,577
ITV plc	65,108	131,657
Lagardere SCA	1,681	47,963
Mediaset Espana Comunicacion SA	1,517	15,422
ProSiebenSat.1 Media SE	2,911	100,887
Publicis Groupe SA	2,354	163,803
RTL Group SA	943	78,225
SES SA, FDR	3,444	46,528
Sky plc	9,430	171,639
WPP plc	13,593	215,948
		1,028,366
Multiline Retail - 0.5%
Marks & Spencer Group plc	22,140	83,919
Next plc	2,542	169,702
		253,621
Multi-Utilities - 2.9%
Centrica plc	76,752	153,103
Engie SA	23,543	392,476
Innogy SE(a)	1,779	84,169
National Grid plc	61,785	695,283
Suez	3,854	55,788
Veolia Environnement SA	4,428	104,804
		1,485,623
Oil, Gas & Consumable Fuels - 5.3%
Enagas SA	4,428	121,060
Eni SpA	25,507	448,212

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Snam SpA	51,988	238,678
Statoil ASA	6,929	162,966
TOTAL SA	29,759	1,688,317
		2,659,233
Paper & Forest Products - 0.5%
Svenska Cellulosa AB SCA, Class B	6,765	71,828
UPM-Kymmene OYJ*	4,305	159,364
		231,192
Personal Products - 3.8%
L'Oreal SA	2,953	665,881
Unilever NV, CVA	12,308	694,334
Unilever plc	9,880	548,219
		1,908,434
Pharmaceuticals - 17.9%
AstraZeneca plc	10,214	701,437
GlaxoSmithKline plc	89,356	1,747,359
Novartis AG (Registered)	26,310	2,122,714
Novo Nordisk A/S, Class B	18,545	910,284
Orion OYJ, Class B	1,066	32,605
Recordati SpA	879	32,409
Roche Holding AG - BR	369	85,468
Roche Holding AG - Genusschein	9,347	2,138,605
Sanofi	15,791	1,268,745
		9,039,626
Professional Services - 2.1%
Bureau Veritas SA	3,321	86,220
DKSH Holding AG	148	11,994
Experian plc	9,881	213,114
RELX NV	9,389	194,337
RELX plc	12,136	249,407
SGS SA (Registered)	82	201,061
Wolters Kluwer NV	1,700	90,299
		1,046,432
Real Estate Management & Development - 3.1%
Deutsche Wohnen SE	7,913	368,835
LEG Immobilien AG	2,378	267,132
PSP Swiss Property AG (Registered)	451	43,894
Swiss Prime Site AG (Registered)*	1,230	118,749
Vonovia SE	15,385	761,580
		1,560,190
Specialty Retail - 1.3%
CECONOMY AG	1,148	13,201
Fielmann AG	451	36,441
Hennes & Mauritz AB, Class B	11,234	167,917
Industria de Diseno Textil SA	8,200	256,456
Kingfisher plc	44,731	183,540
		657,555
Textiles, Apparel & Luxury Goods - 0.1%
HUGO BOSS AG	738	64,224

Tobacco - 3.4%
British American Tobacco plc	22,345	1,294,885
Imperial Brands plc	8,907	303,122
Swedish Match AB	2,624	118,279
		1,716,286
Trading Companies & Distributors - 0.5%
Ferguson plc	2,915	218,934
Travis Perkins plc	3,116	53,939
		272,873
Transportation Infrastructure - 0.8%
Abertis Infraestructuras SA	6,724	150,671
Aena SME SA(a)	492	99,022
Atlantia SpA	5,617	173,738
		423,431
Water Utilities - 0.5%
Pennon Group plc	6,478	58,468
Severn Trent plc	3,321	85,906
United Utilities Group plc	8,979	90,110
		234,484
Wireless Telecommunication Services - 2.6%
Tele2 AB, Class B	3,403	40,695
Vodafone Group plc	460,620	1,254,967
		1,295,662
TOTAL COMMON STOCKS (Cost $49,465,778)		49,796,777

Total Investments - 98.8% (Cost $49,465,778)		49,796,777
Other Assets Less Liabilities - 1.2%		583,354
Net Assets - 100.0%		50,380,131

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

O'Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of March 31, 2018:

Austria	0.1%
Belgium	0.8%
Denmark	2.8%
Finland	2.8%
France	17.6%
Germany	10.9%
Ireland	0.4%
Italy	3.1%
Luxembourg	0.2%
Netherlands	0.6%
Norway	2.2%
Portugal	0.3%
Spain	4.8%
Sweden	4.0%
Switzerland	19.0%
United Kingdom	29.2%
Other(1)	1.2%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.4%

Aerospace & Defense - 0.3%
Singapore Technologies Engineering Ltd.	12,530	34,304

Air Freight & Logistics - 0.1%
Kerry Logistics Network Ltd.	1,267	1,872
Singapore Post Ltd.	3,122	3,262
		5,134
Airlines - 0.8%
Air New Zealand Ltd.	2,870	6,687
ANA Holdings, Inc.	309	11,965
Japan Airlines Co. Ltd.	931	37,485
Qantas Airways Ltd.	1,645	7,356
Singapore Airlines Ltd.	2,576	21,295
		84,788
Auto Components - 2.8%
Aisin Seiki Co. Ltd.	448	24,348
Bridgestone Corp.	3,238	140,785
Denso Corp.	1,658	90,734
Exedy Corp.	98	3,092
Hanon Systems	308	3,309
NHK Spring Co. Ltd.	406	4,295
Sumitomo Rubber Industries Ltd.	420	7,709
Tokai Rika Co. Ltd.	140	2,868
Xinyi Glass Holdings Ltd.*	5,740	8,645
		285,785
Automobiles - 3.9%
Kia Motors Corp.	875	25,448
Toyota Motor Corp.	5,741	368,428
		393,876
Beverages - 0.3%
Coca-Cola Amatil Ltd.	2,030	13,500
Hite Jinro Co. Ltd.	63	1,327
Suntory Beverage & Food Ltd.	350	17,015
		31,842
Biotechnology - 1.1%
CSL Ltd.	960	114,476

Building Products - 0.4%
Aica Kogyo Co. Ltd.	217	8,039
Asahi Glass Co. Ltd.	595	24,645
KCC Corp.	14	4,538
Sanwa Holdings Corp.	532	6,868
		44,090
Capital Markets - 1.3%
ASX Ltd.	861	37,024
IOOF Holdings Ltd.	1,337	10,440
Magellan Financial Group Ltd.	385	7,040
Perpetual Ltd.	378	13,497
Platinum Asset Management Ltd.	1,687	7,583
Singapore Exchange Ltd.	9,495	53,365
		128,949
Chemicals - 3.2%
Asahi Kasei Corp.	3,227	42,450
Daicel Corp.	1,127	12,314
DuluxGroup Ltd.	2,401	13,592
Hitachi Chemical Co. Ltd.	336	7,661
Incitec Pivot Ltd.	2,919	7,859
JSR Corp.	959	21,579
Kaneka Corp.	861	8,541
Kuraray Co. Ltd.	1,979	33,644
Lintec Corp.	203	5,898
Nippon Kayaku Co. Ltd.	511	6,280
Nissan Chemical Industries Ltd.	413	17,165
NOF Corp.	243	7,186
Orica Ltd.	1,064	14,495
Shin-Etsu Chemical Co. Ltd.	1,159	119,932
		318,596
Commercial Services & Supplies - 2.0%
Brambles Ltd.	7,185	55,002
Dai Nippon Printing Co. Ltd.	1,521	31,435
KEPCO Plant Service & Engineering Co. Ltd.	56	2,391
Park24 Co. Ltd.	882	23,653
S-1 Corp.	56	5,196
Secom Co. Ltd.	1,119	83,333
Toppan Forms Co. Ltd.	203	2,271
		203,281
Communications Equipment - 0.1%
VTech Holdings Ltd.	1,043	13,170

Construction & Engineering - 1.3%
CIMIC Group Ltd.	203	6,924
COMSYS Holdings Corp.	434	11,590
Kajima Corp.	2,856	26,506
Kinden Corp.	413	6,843
Maeda Road Construction Co. Ltd.	273	5,519
Nippo Corp.	154	3,572
Obayashi Corp.	2,177	23,827
Taisei Corp.	831	42,195
		126,976
Construction Materials - 0.9%
Adelaide Brighton Ltd.	3,472	16,565
CSR Ltd.	2,807	11,153
Fletcher Building Ltd.	3,325	14,464
James Hardie Industries plc, CHDI	2,359	41,383
Sumitomo Osaka Cement Co. Ltd.	959	4,256
		87,821
Containers & Packaging - 0.6%
Amcor Ltd.	4,415	47,987
Orora Ltd.	5,166	13,077
		61,064

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Distributors - 0.1%
Canon Marketing Japan, Inc.	161	4,351
PALTAC Corp.	77	4,127
		8,478
Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	308	11,164

Diversified Telecommunication Services - 3.0%
LG Uplus Corp.	490	5,632
Nippon Telegraph & Telephone Corp.	2,428	111,868
PCCW Ltd.	7,455	4,313
Singapore Telecommunications Ltd.	30,505	78,397
Spark New Zealand Ltd.	15,596	37,578
Telstra Corp. Ltd.	25,379	61,126
		298,914
Electric Utilities - 3.0%
AusNet Services	6,755	8,679
Chugoku Electric Power Co., Inc. (The)	1,085	13,079
CK Infrastructure Holdings Ltd.	5,026	41,081
CLP Holdings Ltd.	11,048	112,475
Contact Energy Ltd.	4,977	18,850
Hokuriku Electric Power Co.*	742	6,307
Korea Electric Power Corp.	1,449	44,657
Mercury NZ Ltd.	4,591	10,664
Power Assets Holdings Ltd.	4,977	44,359
		300,151
Electrical Equipment - 0.1%
Johnson Electric Holdings Ltd.	854	3,205
Mabuchi Motor Co. Ltd.	203	10,002
		13,207
Electronic Equipment, Instruments & Components - 2.2%
Hirose Electric Co. Ltd.	147	20,208
Hitachi Ltd.	12,732	92,279
Kyocera Corp.	1,178	66,504
Venture Corp. Ltd.	2,170	46,518
		225,509
Equity Real Estate Investment Trusts (REITs) - 10.0%
Ascendas REIT	16,268	32,628
CapitaLand Commercial Trust	11,305	15,777
CapitaLand Mall Trust	17,857	28,325
Champion REIT	12,775	9,099
Dexus	10,443	74,656
Goodman Group	12,305	79,567
GPT Group (The)	18,023	65,528
Kiwi Property Group Ltd.	12,838	12,410
Link REIT	23,859	203,682
Mirvac Group	36,506	60,204
Scentre Group	55,816	163,976
Shopping Centres Australasia Property Group	7,938	14,187
Stockland	22,122	68,384
Suntec REIT	9,345	13,469
Vicinity Centres	28,103	51,951
Westfield Corp.	18,457	120,621
		1,014,464
Food & Staples Retailing - 6.4%
Dairy Farm International Holdings Ltd.	1,365	10,852
Dongsuh Cos., Inc.	105	2,645
GS Retail Co. Ltd.	98	3,002
Lawson, Inc.	441	30,064
Mitsubishi Shokuhin Co. Ltd.	35	1,004
Seven & i Holdings Co. Ltd.	3,581	153,678
Sun Art Retail Group Ltd.	5,740	6,677
Wesfarmers Ltd.	9,996	318,658
Woolworths Group Ltd.	6,182	124,665
		651,245
Food Products - 0.8%
Golden Agri-Resources Ltd.	15,876	4,237
Itoham Yonekyu Holdings, Inc.	336	2,922
Nisshin Seifun Group, Inc.	714	14,159
Nissin Foods Holdings Co. Ltd.	175	12,144
Toyo Suisan Kaisha Ltd.	294	11,403
Want Want China Holdings Ltd.	19,215	15,400
WH Group Ltd.(a)	13,244	14,108
Wilmar International Ltd.	4,088	9,914
		84,287
Gas Utilities - 1.7%
APA Group	6,440	38,926
Hong Kong & China Gas Co. Ltd.	29,709	61,021
Osaka Gas Co. Ltd.	1,748	34,508
Tokyo Gas Co. Ltd.	1,509	40,034
Towngas China Co. Ltd.*	2,163	1,882
		176,371
Health Care Equipment & Supplies - 1.1%
Ansell Ltd.	308	5,968
Cochlear Ltd.	182	25,354
Fisher & Paykel Healthcare Corp. Ltd.	3,066	29,196
Hoya Corp.	980	48,885
		109,403
Health Care Providers & Services - 0.8%
Alfresa Holdings Corp.	462	10,287
Healthscope Ltd.	3,927	5,829
Miraca Holdings, Inc.	252	9,845
Ramsay Health Care Ltd.	301	14,389
Ryman Healthcare Ltd.	1,806	13,797
Sonic Healthcare Ltd.	1,638	28,747
		82,894
Hotels, Restaurants & Leisure - 1.9%
Aristocrat Leisure Ltd.	1,533	28,292
Cafe de Coral Holdings Ltd.	2,877	7,185
Crown Resorts Ltd.	2,422	23,575

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Flight Centre Travel Group Ltd.	203	8,874
Genting Singapore plc	15,694	12,926
Kangwon Land, Inc.	917	24,261
Sands China Ltd.	6,468	34,778
SJM Holdings Ltd.	3,612	3,139
SKYCITY Entertainment Group Ltd.	4,522	12,723
Skylark Co. Ltd.	420	6,050
Star Entertainment Grp Ltd. (The)	2,450	9,941
Tabcorp Holdings Ltd.	6,771	22,800
		194,544
Household Durables - 0.8%
Coway Co. Ltd.	280	23,589
Sekisui Chemical Co. Ltd.	1,225	21,379
Sekisui House Ltd.	1,827	33,362
		78,330
Independent Power and Renewable Electricity Producers - 0.3%
Electric Power Development Co. Ltd.	469	11,828
Meridian Energy Ltd.	7,742	15,945
		27,773
Industrial Conglomerates - 2.8%
CK Hutchison Holdings Ltd.	11,231	134,372
Doosan Corp.	21	2,098
Hanwha Corp. (Preference)	77	1,206
Hopewell Holdings Ltd.	4,375	16,695
Jardine Matheson Holdings Ltd.	672	41,409
Keppel Corp. Ltd.	6,118	36,252
LG Corp.	329	26,576
NWS Holdings Ltd.	9,898	17,959
Sembcorp Industries Ltd.	2,233	5,296
		281,863
Insurance - 1.0%
Insurance Australia Group Ltd.	9,995	57,346
Medibank Pvt Ltd.	21,260	47,292
		104,638
Internet Software & Services - 0.3%
Domain Holdings Australia Ltd.	714	1,780
Yahoo Japan Corp.	5,782	26,857
		28,637
IT Services - 0.6%
Computershare Ltd.	1,946	25,838
Itochu Techno-Solutions Corp.	280	5,863
Nomura Research Institute Ltd.	406	19,241
Otsuka Corp.	238	11,995
		62,937
Leisure Products - 0.4%
Bandai Namco Holdings, Inc.	553	18,173
Heiwa Corp.	217	4,364
Sankyo Co. Ltd.	343	12,095
Sega Sammy Holdings, Inc.	560	8,873
		43,505
Machinery - 3.7%
Amada Holdings Co. Ltd.	945	11,481
FANUC Corp.	678	171,875
Glory Ltd.	161	5,745
Hoshizaki Corp.	168	14,754
Komatsu Ltd.	2,375	79,211
Kurita Water Industries Ltd.	546	17,327
Makita Corp.	1,085	53,051
Nabtesco Corp.	322	12,429
OSG Corp.	287	6,590
		372,463
Media - 0.8%
Cheil Worldwide, Inc.	182	3,074
Daiichikosho Co. Ltd.	210	11,137
Fairfax Media Ltd.	5,362	2,776
Fuji Media Holdings, Inc.	140	2,389
Hakuhodo DY Holdings, Inc.	966	13,289
Nippon Television Holdings, Inc.	210	3,722
REA Group Ltd.	140	8,506
Singapore Press Holdings Ltd.	9,709	18,658
SKY Network Television Ltd.	2,464	4,071
SKY Perfect JSAT Holdings, Inc.	658	2,957
Television Broadcasts Ltd.	896	2,968
TV Asahi Holdings Corp.	91	1,986
		75,533
Metals & Mining - 1.2%
Alumina Ltd.	5,796	10,492
Korea Zinc Co. Ltd.	35	15,728
Maruichi Steel Tube Ltd.	511	15,640
Rio Tinto Ltd.	1,374	76,620
Sims Metal Management Ltd.	259	2,869
Yamato Kogyo Co. Ltd.	84	2,332
		123,681
Multiline Retail - 0.1%
Harvey Norman Holdings Ltd.	3,052	8,638
Lifestyle International Holdings Ltd.	3,017	4,944
		13,582
Multi-Utilities - 0.7%
AGL Energy Ltd.	4,264	70,909

Oil, Gas & Consumable Fuels - 2.0%
Caltex Australia Ltd.	1,659	39,958
GS Holdings Corp.	224	13,050
SK Innovation Co. Ltd.	175	34,642
S-Oil Corp.	133	14,973
Woodside Petroleum Ltd.	4,321	96,914
		199,537
Personal Products - 1.7%
Kao Corp.	2,027	152,116
Kobayashi Pharmaceutical Co. Ltd.	175	12,637
Pola Orbis Holdings, Inc.	210	8,609
		173,362

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

Pharmaceuticals - 3.0%
Astellas Pharma, Inc.	12,831	194,727
Daiichi Sankyo Co. Ltd.	2,218	73,537
Kaken Pharmaceutical Co. Ltd.	98	5,787
Kissei Pharmaceutical Co. Ltd.	105	2,838
KYORIN Holdings, Inc.	196	3,684
Mitsubishi Tanabe Pharma Corp.	826	16,155
Mochida Pharmaceutical Co. Ltd.	56	3,939
Sawai Pharmaceutical Co. Ltd.	84	3,689
		304,356
Professional Services - 0.1%
SEEK Ltd.	973	13,882

Real Estate Management & Development - 7.3%
CapitaLand Ltd.	6,125	16,675
CK Asset Holdings Ltd.	6,955	58,355
Daikyo, Inc.	119	2,409
Daito Trust Construction Co. Ltd.	835	144,388
Daiwa House Industry Co. Ltd.	1,401	54,011
Frasers Property Ltd.	1,141	1,740
Hang Lung Properties Ltd.	7,623	17,755
Henderson Land Development Co. Ltd.	8,169	53,188
Hongkong Land Holdings Ltd.	9,469	65,241
Kerry Properties Ltd.	2,800	12,612
LendLease Group	2,499	33,181
Sino Land Co. Ltd.	17,955	29,055
Sun Hung Kai Properties Ltd.	8,975	141,802
Swire Pacific Ltd., Class A	1,785	18,002
Swire Pacific Ltd., Class B	3,430	5,874
Swire Properties Ltd.	6,580	23,056
Wharf Holdings Ltd. (The)	5,362	18,412
Wharf Real Estate Investment Co. Ltd.*	5,249	34,176
Wheelock & Co. Ltd.	1,666	12,174
		742,106
Road & Rail - 1.9%
Aurizon Holdings Ltd.	10,857	35,227
ComfortDelGro Corp. Ltd.	19,131	29,908
Kintetsu Group Holdings Co. Ltd.	723	28,179
MTR Corp. Ltd.	7,686	41,327
Nagoya Railroad Co. Ltd.	644	16,326
Sotetsu Holdings, Inc.	222	5,903
West Japan Railway Co.	567	39,618
		196,488
Semiconductors & Semiconductor Equipment - 0.3%
ASM Pacific Technology Ltd.	441	6,158
Disco Corp.	105	22,659
		28,817
Software - 0.4%
Koei Tecmo Holdings Co. Ltd.	112	2,188
Oracle Corp. Japan	119	9,679
Trend Micro, Inc.	448	26,750
		38,617
Specialty Retail - 1.1%
ABC-Mart, Inc.	140	9,228
Aoyama Trading Co. Ltd.	231	9,101
Autobacs Seven Co. Ltd.	665	12,468
Chow Tai Fook Jewellery Group Ltd.	3,885	4,426
K's Holdings Corp.	448	6,197
L'Occitane International SA	945	1,746
Sa Sa International Holdings Ltd.	4,690	2,426
Shimachu Co. Ltd.	413	13,204
Shimamura Co. Ltd.	140	17,521
USS Co. Ltd.	1,652	33,397
		109,714
Technology Hardware, Storage & Peripherals - 5.9%
Canon, Inc.	2,770	100,355
Samsung Electronics Co. Ltd.	187	431,754
Samsung Electronics Co. Ltd. (Preference)	35	66,986
		599,095
Textiles, Apparel & Luxury Goods - 0.3%
PRADA SpA	1,281	5,917
Texwinca Holdings Ltd.	1,113	584
Wacoal Holdings Corp.	355	10,281
Yue Yuen Industrial Holdings Ltd.	2,814	11,169
		27,951
Tobacco - 2.6%
Japan Tobacco, Inc.	6,491	187,131
KT&G Corp.	790	74,116
		261,247
Trading Companies & Distributors - 1.7%
Marubeni Corp.	4,235	30,658
Mitsubishi Corp.	3,323	89,426
Sumitomo Corp.	3,080	51,869
		171,953
Transportation Infrastructure - 1.8%
Auckland International Airport Ltd.	3,066	13,536
Hopewell Highway Infrastructure Ltd.	8,134	4,964
Hutchison Port Holdings Trust	25,389	7,490
Kamigumi Co. Ltd.	299	6,680
Macquarie Atlas Roads Group	3,395	15,052
SATS Ltd.	5,558	21,744
SIA Engineering Co. Ltd.	2,219	5,381
Sydney Airport	4,739	24,391
Transurban Group	9,337	81,790
		181,028
Wireless Telecommunication Services - 5.3%
KDDI Corp.	9,724	248,380
M1 Ltd.	2,604	3,455
NTT DOCOMO, Inc.	9,703	247,844
SK Telecom Co. Ltd.	119	26,069

See accompanying notes to schedule of investments.

FQF Trust

O'Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

StarHub Ltd.	3,794	6,655
		532,403
TOTAL COMMON STOCKS (Cost $9,120,282)		9,969,190

Total Investments - 98.4% (Cost $9,120,282)		9,969,190
Other Assets Less Liabilities - 1.6%		157,692
Net Assets - 100.0%		10,126,882

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

O'Shares FTSE Asia Pacific Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of March 31, 2018:

Australia	23.7%
China	0.2%
Hong Kong	13.1%
Ireland	0.4%
Italy	0.1%
Japan	44.6%
Luxembourg	0.0	%(a)
Macau	0.3%
New Zealand	1.9%
Singapore	4.9%
South Korea	8.4%
United Kingdom	0.8%
United States	0.0	%(a)
Other(1)	1.6%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

March 31, 2018 (Unaudited)

1.	Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes three series of the O’Shares Investments Funds (collectively the ‘‘Funds’’ or individually a ‘‘Fund’’): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend ETF. FFCM, LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a ‘‘Target Index’’). There can be no assurance that the Funds will achieve their respective investment objectives.

The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF ceased trading on the NYSE Arca, Inc.TM and were closed for purchase by investors as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’) on November 30, 2017. After November 30, 2017, the Funds undertook the process of closing down and liquidating their respective portfolios. The final liquidating distribution was paid to shareholders on December 13, 2017.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (‘‘SEC’’) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the ‘‘Release’’). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The compliance date for the FORM N-CEN is on June 1, 2018. The effective date for the FORM N-PORT has been extended for the Funds until April 1, 2020. The adoption had no effect on the Funds’ net assets or results of operations.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the ‘‘Trustees’’). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV. Exchange traded funds are generally valued at the last trade price and are typically categorized as Level 1 in the fair value hierarchy.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2018 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O'Shares FTSE U.S. Quality Dividend ETF
Investments
Common Stocks*	$448,052,148	$—	$—	$448,052,148
Total Investments	$448,052,148	$—	$—	$448,052,148

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O'Shares FTSE Europe Quality Dividend ETF
Investments
Common Stocks*	$49,796,777	$—	$—	$49,796,777
Total Investments	$49,796,777	$—	$—	$49,796,777

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O'Shares FTSE Asia Pacific Quality Dividend ETF
Investments
Common Stocks*	$9,969,190	$—	$—	$9,969,190
Total Investments	$9,969,190	$—	$—	$9,969,190

*	See Schedules of Investments for segregation by industry type.

At March 31, 2018, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of March 31, 2018, based on levels assigned to securities as of June 30, 2017.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (‘‘REITs’’). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

3. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Quality Factor Risk: Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on ‘‘quality’’ equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Asia-Pacific Risk: Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk: The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Depositary Receipts Risk: The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk: Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend-Paying Stocks Risk: Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Europe Risk: Decreasing imports or exports, changes in governmental or European Union (the ‘‘E.U.’’) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Concentration Risk. Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

International Closed Market Trading Risk: If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium NAV to that may be greater than those incurred by other exchange-traded funds.

Large Capitalization Securities Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Large Shareholder Risk: Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Fund shares.

Leverage Risk: A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Securities Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, addition, trading in Fund shares on the Exchange may be halted.

Sector Risk: To the extent the Europe Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk: The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Volatility Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

On April 16, 2018 O’Shares Investments, Inc. and FFCM LLC announced the proposed reorganization of the O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend ETF series of FQF Trust (each, an “Existing Fund”) into corresponding newly created, identically named exchange traded funds of the OSI ETF Trust (each, a “New Fund”).

The Board of Trustees of FQF Trust has approved an Agreement and Plan of Reorganization and Termination (“Agreement”) providing for the reorganizations (“Reorganizations”) of each Existing Fund into the corresponding New Fund. Each Reorganization is subject to approval by the shareholders of the corresponding Existing Fund. Each New Fund has the same name and underlying index as the corresponding Existing Fund, will be managed in accordance with the same investment objective, and will be subject to substantially the same investment strategies, policies, and risks as the corresponding Existing Fund. Each New Fund will be operated in a substantially similar manner as the corresponding Existing Fund, except that each New Fund will be advised by O’Shares Investment Advisers, LLC and sub-advised by the Existing Funds’ current adviser, FFCM LLC. The same portfolio managers who manage the Existing Funds will continue to manage the New Funds. Pursuant to the Agreement, all of the assets and liabilities of each Existing Fund will be transferred to the corresponding New Fund in exchange for shares of beneficial interest of the corresponding New Fund. As a result of the Reorganizations, shareholders of each Existing Fund will become shareholders of the corresponding New Fund. Shareholders of each Existing Fund will receive shares of the corresponding New Fund with a value equal to the aggregate net asset value of their shares of the corresponding Existing Fund held immediately prior to the Reorganization. Each Reorganization is expected to be a tax-free transaction for federal income tax purposes.

Shareholders of record as of May 7, 2018 of the Existing Funds will be asked to vote on the Reorganizations. If approved by each Existing Fund’s shareholders, the Reorganizations are expected to close on or about June 22, 2018.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William H. DeRoche
William H. DeRoche
President
May 24, 2018

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 24, 2018